Retirement Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined benefit plan net periodic benefit cost [Abstract]
Discount rate of benefit obligation (in hundredths)	5.50%	5.50%
Expected rate of compensation increase (in hundredths)	4.00%	4.00%
Employee contribution (in hundredths)	3.00%
Plan expenses	$ 109,000	$ 98,000
Supplemental Employee Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Unfunded benefit obligation	3,137,000	3,002,000
Defined benefit plan change in benefit obligation [Roll Forward]
Benefit obligation, January 1	3,002,000	2,649,000
Service cost	(6,000)	232,000
Interest cost	165,000	120,000
(Gain) loss	(24,000)	1,000
Benefit obligation, December 31	3,137,000	3,002,000
Defined benefit plan net periodic benefit cost [Abstract]
Service cost	(6,000)	232,000
Interest cost	165,000	120,000
(Gain) loss	(24,000)	1,000
Prior service cost recognized	0	0
Net periodic benefit cost	$ 135,000	$ 353,000